                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13-F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
     MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
           EXCHANGE ACT OF 1934 AND RULES THEREUNDER

 Report for the Calendar Year or Quarter Ended: March, 2000
                                                --------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [X] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:    Account Management Corp.
          ---------------------------------------------
 Address: 2 Newbury Street
          ---------------------------------------------
          Boston, MA   02116
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Richard C. Albright
          ---------------------------------------------
 Title:   Vice President
          ---------------------------------------------
 Phone:   617/236-4200
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Richard C. Albright   Boston, MA                    May 11, 2000
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                                   FORM 13F

Page 1 of 4                   Name of Reporting Manager Account Management Corp.
    ---  ---                                            -----------------------

                                                               Item 6:                                  Item 8:
                                                               Investment Discretion                    Voting Authority (Shares)
                                                           -----------------------------------          ------------------------
                                       Item 4:   Item 5:               (b) Shared-             Item 7:
                  Item 2:    Item 3:   Fair      Shares or             As Defined              Managers
Item 1:           Title of   CUSIP     Market    Principal (a) Sole    in          (c) Shared- See      (a) Sole (b) Shared (c) none
Name of Issuer     Class     Number    Value     Amount                Instr. V        Other   Instr. V
--------------     -------   ------    -----     ------    --------    ----------- ----------- -------- -------- ---------- --------
Maxim
 Integrated        Common  57772K101 312,030,463 4,390,930 4,390,930                                   4,390,930
 Products          Stock
------------------------------------------------------------------------------------------------------------------------------------
Miller             Common  600551105  25,158,306 6,698,900 6,598,900                                   6,598,900
 Industries Tenn.  Stock
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Microstrategy Inc. Common  594972101  11,614,137   133,400   133,400                                     133,400
                   Stock
------------------------------------------------------------------------------------------------------------------------------------
Supertex Inc.      Common  868532102  29,659,900   992,800   992,800                                     992,800
                   Stock
------------------------------------------------------------------------------------------------------------------------------------
USinternetworking  Common  917311805  40,842,422 1,053,998 1,053,998                                   1,053,998
                   Stock
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USinternetworking  Common  917311805   2,548,575    72,300    72,300                                      72,300
                   Stock
------------------------------------------------------------------------------------------------------------------------------------
Corporate
 Executive         Common  21988R102  18,681,075   368,100   368,100                                     368,100
 Board             Stock
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Suiza              Common  865077101  10,609,900   263,600   263,600                                     263,600
 Foods Corp.       Stock
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Costar Group       Common  22160N109  13,809,687   374,500   374,500                                     374,500
                   Stock
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Lionbridge         Common  536252109   1,783,750   115,000   115,000                                     115,000
 Technologies      Stock
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COLUMN TOTALS:                       466,708,215
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

                                   FORM 13F

Page 2 of 4                   Name of Reporting Manager Account Management Corp.
    ---  ---                                            -----------------------

                                                               Item 6:                                  Item 8:
                                                               Investment Discretion                    Voting Authority (Shares)
                                                           -----------------------------------          ------------------------
                                       Item 4:   Item 5:               (b) Shared-             Item 7:
                  Item 2:    Item 3:   Fair      Shares or             As Defined              Managers
Item 1:           Title of   CUSIP     Market    Principal (a) Sole    in          (c) Shared- See      (a) Sole (b) Shared (c) none
Name of Issuer     Class     Number    Value     Amount                Instr. V        Other   Instr. V
--------------     -------   ------    -----     ------    --------    ----------- ----------- -------- -------- ---------- --------
IDT Corp.          Common  448947101  18,328,300   440,200   440,200                                     440,200
                   Stock
------------------------------------------------------------------------------------------------------------------------------------
Internet.com Corp. Common  460967102   9,275,312   221,500   221,500                                     221,500
                   Stock
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Information        Common  456727106   2,880,520    92,000    92,000                                      92,000
 Holdings          Stock
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Landec Corp.       Common  514766104     877,500   130,000   130,000                                     130,000
                   Stock
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American Capital   Common  024937104     507,500    20,000    20,000                                      20,000
 Strategies        Stock
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Women First Health Common  978150100     261,500    55,000    55,000                                      55,000
 Care              Stock
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HealthGate Data    Common  42222H106     140,625    25,000    25,000                                      25,000
                   Stock
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Nocopi
 Technologies      Common  655212207     100,000   400,000   400,000                                     400,000
 Com.  $.01        Stock
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Corning Inc.       Common  219350105  24,239,912   124,948   124,948                                     124,948
                   Stock
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Federal National   Common  31358610    2,098,376    32,100    32,100                                      32,100
 Mortgage          Stock
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COLUMN TOTALS:                        58,709,545
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

                                   FORM 13F

Page 3 of 4                   Name of Reporting Manager Account Management Corp.
    ---  ---                                            -----------------------

                                                               Item 6:                                  Item 8:
                                                               Investment Discretion                    Voting Authority (Shares)
                                                           -----------------------------------          ------------------------
                                       Item 4:   Item 5:               (b) Shared-             Item 7:
                  Item 2:    Item 3:   Fair      Shares or             As Defined              Managers
Item 1:           Title of   CUSIP     Market    Principal (a) Sole    in          (c) Shared- See      (a) Sole (b) Shared (c) none
Name of Issuer     Class     Number    Value     Amount                Instr. V        Other   Instr. V
--------------     -------   ------    -----     ------    --------    ----------- ----------- -------- -------- ---------- --------
Cisco Systems      Common  17275R102   1,215,352    15,000    15,000                                      15,000
                   Stock
------------------------------------------------------------------------------------------------------------------------------------
Sun Hydraulics     Common  866942105   1,757,595   199,500   199,500                                     199,500
                   Stock
------------------------------------------------------------------------------------------------------------------------------------
MCI Worldcomm      Common  55268B106     863,156    19,050    19,050                                      19,050
                   Stock
------------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard    Common  428236103     797,220     6,000     6,000                                       6.000
                   Stock
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AlTell             Common  020039103     502,711     7,948     7,948                                       7,948
                   Stock
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Linear Technology  Common  535678106     495,000     9,000     9,000                                       9,000
                   Stock
------------------------------------------------------------------------------------------------------------------------------------

Toys R Us          Common  892335100     562,780    38,000    38,000                                      38,000
                   Stock
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Microsoft          Common  594918104     425,000     4,000     4,000                                       4,000
                   Stock
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Schlumberger       Common  806857108     657,900     8,600     8,600                                       8,600
                   Stock
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Glaxo Wellcome     Common  37733W105     401,170     7,000     7,000                                       7,000
                   Stock
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COLUMN TOTALS:                         7,677,884
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

                                   FORM 13F

Page 4 of 4                   Name of Reporting Manager Account Management Corp.
    ---  ---                                            -----------------------

                                                               Item 6:                                  Item 8:
                                                               Investment Discretion                    Voting Authority (Shares)
                                                           -----------------------------------          ------------------------
                                       Item 4:   Item 5:               (b) Shared-             Item 7:
                  Item 2:    Item 3:   Fair      Shares or             As Defined              Managers
Item 1:           Title of   CUSIP     Market    Principal (a) Sole    in          (c) Shared- See      (a) Sole (b) Shared (c) none
Name of Issuer     Class     Number    Value     Amount                Instr. V        Other   Instr. V
--------------     -------   ------    -----     ------    --------    ----------- ----------- -------- -------- ---------- --------
Exxon              Common  302290101     374,112     4,800     4,800                                       4,800
                   Stock
------------------------------------------------------------------------------------------------------------------------------------
Cabot Corp.        Common  127055101     396,500    13,000    13,000                                      13,000
                   Stock
------------------------------------------------------------------------------------------------------------------------------------
Alza Corp.         Common  022615108     269,155     7,166     7,166                                       7,166
                   Stock
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Aradigm Corp.      Common  038505103     532,185    25,500    25,500                                      25,500
                   Stock
------------------------------------------------------------------------------------------------------------------------------------
Chevron            Common  166751107     221,856     2,400     2,400                                       2,400
                   Stock
------------------------------------------------------------------------------------------------------------------------------------
Pepsico            Common  713344108     209,220     6,000     6,000                                       6,000
                   Stock
------------------------------------------------------------------------------------------------------------------------------------

Icici Ltd.         Common  44926P202     364,000    16,000    16,000                                      16,000
                   Stock
------------------------------------------------------------------------------------------------------------------------------------
Invacare Corp.     Common  461203101     916,496    33,400    33,400                                      33,400
                   Stock
------------------------------------------------------------------------------------------------------------------------------------
Hollywood          Common  436141105     362,700    45,000    45,000                                      45,000
 Entertainment     Stock
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Johnson and        Common  478160104     913,250    13,000    13,000                                      13,000
 Johnson           Stock
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COLUMN TOTALS:                         4,559,474
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